Accounting Policies (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies (Textual) [Abstract]
Recognized gain on investment in joint venture	$ 183,000,000
Revenue			7,900,000
Deferred revenue			3,140,000
Liquid investments with a maturity		Three months or less
Payments for Royalties		0
Liability for uncertain income tax		$ 0	$ 0
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Estimated useful life of long-lived assets		10 years
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Estimated useful life of long-lived assets		3 years